Group statement of comprehensive income - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2018		Jun. 30, 2017
Statement Of Comprehensive Income [Abstract]
Profit after tax for the period		$ 4,499		$ 3,287
Items that will not be reclassified to profit or loss:
Actuarial gains/(losses) on post retirement benefit plans		617		(99)
Changes in the fair value of equity investments held at fair value through other comprehensive income ('FVOCI')		(7)
Tax relating to these components of other comprehensive income		(159)		33
Items that will not be reclassified to profit or loss		451		(66)
Items that have been/may be subsequently reclassified to profit or loss:
Currency translation adjustment	[1]	(2,304)		2,120
Fair value movements:
- Cash flow hedge gains		95		17
- Cash flow hedge losses/(gains) transferred to the income statement		18		(39)
- Gains on revaluation of available for sale securities				9
- Losses on revaluation of available for sale securities transferred to the income statement				8
Costs of hedging	[2]	(29)
Tax relating to these components of other comprehensive income		(28)
Share of other comprehensive (loss)/income of equity accounted units, net of tax		(39)		24
Other comprehensive (loss)/income for the period, net of tax		(1,836)		2,073
Total comprehensive income for the period		2,663	[3]	5,360
- attributable to owners of Rio Tinto		2,640		5,257
- attributable to non-controlling interests		$ 23		$ 103

[1]	Excludes a currency translation loss of US$231 million (30 June 2017: gain of US$243 million) arising on Rio Tinto Limited’s share capital for the period ended 30 June 2018, which is recognised in the Group statement of changes in equity. Refer to Group statement of changes in equity on page F-08.
[2]	As part of the bond buy-back programme, cross currency interest rate swaps hedging the bonds repurchased were closed out resulting in the reclassification of US$3 million cost of hedging to the income statement and recognised within finance costs.
[3]	Refer to Group statement of comprehensive income for further details.